Consolidated Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue (Note 21)	$ 1,531,469	$ 1,213,028	$ 1,158,519
Cost of sales	1,191,495	924,244	911,644
Gross profit	339,974	288,784	246,875
Selling, general and administrative expenses	177,139	157,486	136,674
Research expenses	11,882	11,196	12,527
Operating expenses	189,021	168,682	149,201
Operating profit before manufacturing facility closures, restructuring and other related charges	150,953	120,102	97,674
Manufacturing facility closures, restructuring and other related charges (Note 4)	0	4,328	5,136
Operating profit	150,953	115,774	92,538
Finance costs (income) (Note 3)
Interest	27,676	29,436	31,690
Other expense (income), net	29,208	(6,238)	3,314
Finance costs (income)	56,884	23,198	35,004
Earnings before income tax expense	94,069	92,576	57,534
Income tax expense (benefit) (Note 5)
Current	22,113	25,595	17,195
Deferred	1,951	(6,474)	(885)
Income tax expense (benefit)	24,064	19,121	16,310
Net earnings	70,005	73,455	41,224
Net earnings attributable to:
Company shareholders	67,813	72,670	41,216
Non-controlling interests	2,192	785	8
Net earnings	$ 70,005	$ 73,455	$ 41,224
Earnings per share attributable to Company shareholders (Note 6)
Basic (in dollars per share)	$ 1.15	$ 1.23	$ 0.70
Diluted (in dollars per share)	$ 1.12	$ 1.22	$ 0.70